SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING

19. SEGMENT REPORTING

The Company operates in two principal reportable business segments: Wafer and Cell and module. The Wafer segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involves manufacture and sale of PV cells and modules. Ancillary revenues and expenses, generated from one solar power plant and other unallocated costs and expenses are recorded in Other beginning in 2012. The transactions between reportable segments relate to supplier contracts for the sales of wafers and modules.

The chief operating decision maker is the chief executive officer of the Company.

The Company only reports the segment information of net sales and gross profit, to conform to the information the chief operating decision maker receives to assess the financial performance and allocate resources. There are no differences between the measurements of the Company's reportable segment's gross profit and the Company's consolidated gross profit, as the Company uses the same profit measurement for all of the reportable segments and the consolidated entity. Furthermore, the Company's chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented.

The following table summarizes the Company's revenues generated from each segment:

	Year ended December 31, 2012
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$748,873,942	$518,132,795	$6,856,099	$(304,730,940)	$969,131,896
Gross profit	$(52,897,042)	$19,151,940	$3,323,488	$(5,272,043)	$(35,693,657)

	Year ended December 31, 2013
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$1,271,561,269	$1,299,162,865	$17,510,352	$(1,068,599,614)	$1,519,634,872
Gross (loss) profit	$21,226,834	$92,950,381	$9,960,204	$(20,874,452)	$103,262,967

	Year ended December 31, 2014
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$1,416,614,234	$1,311,867,301	$7,581,339	$(1,174,565,846)	$1,561,497,028
Gross profit	$71,483,745	$134,289,199	$3,266,036	$244,305	$209,283,285

The following table summarizes the Company's revenues generated from each product:

	Years ended December 31,
	2012	2013	2014
Solar modules	$494,158,334	$1,116,885,469	$1,309,008,400
Solar wafers	434,863,725	315,037,453	182,513,034
Other materials	32,518,145	51,123,492	40,975,806
Solar cells	1,862,342	23,855,100	12,422,486
Power	5,062,579	11,509,721	8,740,222
Service revenue from tolling arrangement	666,771	1,223,637	7,837,080
Total	$969,131,896	$1,519,634,872	$1,561,497,028

The following table summarizes the Company's revenues generated by the geographic location of customers:

	Years ended December 31,
	2012	2013	2014
Mainland China	$423,874,152	$417,469,224	$227,182,419
Taiwan	79,457,996	85,619,124	43,696,851
Australia	60,324,084	54,762,854	58,621,500
Singapore	49,825,855	8,273,503	10,506,110
Korea	18,035,540	51,907,636	21,120,646
India	6,102,690	59,754,261	51,256,611
Hong Kong	3,599,811	10,228,201	63,899
Japan	27,930	67,284,375	369,369,451
Asia Pacific Total	$641,248,058	$755,299,178	$781,817,487

Germany	133,066,515	155,371,123	147,261,159
Greece	53,337,917	34,028,666	310,076
Belgium	25,411,767	12,976,650	1,164,431
America	16,461,811	236,934,758	170,717,859
Italy	13,662,581	21,171,093	5,781,328
France	11,893,602	49,441,441	89,635,307
Spain	8,266,207	29,026,431	39,246,414
Czech Republic	4,117,232	4,484,825	2,628,333
England	5,266,047	73,191,279	224,990,352
Netherlands	3,719,537	16,433,862	3,234,732
South Africa	-	18,431,560	13,912,446
Others	52,680,622	112,844,006	80,797,104
Total	$969,131,896	$1,519,634,872	1,561,497,028

Substantially all of the Company's long-lived assets are located in Mainland China.

There is no customer that contributed more than 10% of net sales for years ended December 31, 2012, 2013 and 2014 respectively.